Share-based compensation (Details) - Share Compensation Plan [Member] - CAD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Outstanding beginning balance, Number	2,892,057	2,001,557
Options granted, Number	1,082,000	1,242,500
Options exercised, Number	(267,000)	(324,000)
Options forfeited, Number	(30,183)	(20,000)
Options expired, Number	(157,000)	(8,000)
Outstanding ending balance, Number	3,519,874	2,892,057	2,001,557
Exercisable, Number	2,315,651
Outstanding beginning balance, Weighted average exercise price	$ 5.52	$ 5.82
Options granted, Weighted average exercise price	2.76	4.16
Options exercised, Weighted average exercise price	1.66	2.16
Options forfeited, Weighted average exercise price	7.27	5.10
Options expired, Weighted average exercise price	4.88	1.70
Outstanding ending balance, Weighted average exercise price	5.04	$ 5.52	$ 5.82
Exercisable, Weighted average exercise price	$ 5.88
Options Outstanding, Weighted average remaining contractual life	3 years 25 days	3 years 25 days	2 years 8 months 19 days
Exercisable, Weighted average remaining contractual life (years)	2 years 8 months 16 days
Outstanding beginning balance, Aggregate intrinsic value	$ 69	$ 1,110
Outstanding ending balance, Aggregate intrinsic value	820	$ 69	$ 1,110
Exercisable, Aggregate intrinsic value	$ 228